Share Capital - Net Income per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Weighted average number of common shares outstanding (in shares)	88,602,367	86,368,535
Dilutive effects of Warrants (in shares)	0	2,397,518
Dilutive effects of Stock options (in shares)	2,353,584	2,355,933
Dilutive effects of Share units (in shares)	7,501	1,091,642
Weighted average number of diluted common shares outstanding (in shares)	90,963,452	92,213,628
Net income attributable to owners of the Company	$ 201,053	$ 51,622
Basic net income per share (in usd per share)	$ 2.27	$ 0.60
Diluted net income per share (in usd per share)	$ 2.21	$ 0.56
Stock options
Earnings per share [line items]
Antidilutive securities (in shares)	390,366	999,523